UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 3/31/09

Item 1.  Reports to Stockholders.

SOUTHERNSUN SMALL CAP FUND

INVESTMENT ADVISER

SOUTHERNSUN ASSET MANAGEMENT, INC.

6000 POPLAR AVENUE, SUITE 220

MEMPHIS, TN 38119

SEMI-ANNUAL REPORT

MARCH 31, 2009

SouthernSun Funds

Letter to Shareholders

Dear Fellow Shareholders,

September 2008 through March 2009 was the most difficult period in the history of the SouthernSun Small Cap Fund.  We, along with most equity funds, were severely impacted by the deteriorating global economic climate and the deleveraging of financial markets.  Throughout this difficult environment, we have not wavered from our time-tested investment process.  The investment team continues to closely monitor the management teams of the companies that we own and the conditions of the industries in which they operate.  In addition, we continue to evaluate numerous attractive new opportunities created by these volatile markets.

At the end of the Fund’s second fiscal quarter (March 31, 2009), the SouthernSun Small Cap Fund was down 21.80%, while its benchmark, the Russell 2000 index, was down 14.95%.  For the trailing twelve (12) month period ending March 31, 2009, the Fund was down 44.59%, while the Russell 2000 index was down 37.50%.  For the five (5) years ending March 31, 2009, the fund’s average annual return was -6.15% and the Russell 2000 index average annual return was -5.24%.  While this does not present a pretty picture we are pleased with performance as we enter the third fiscal quarter.  For the month of April 2009, the Fund was up 23.57%, while the Russell 2000 index was up 15.46%.  This is not to say there are not still some tough days ahead.  We believe corporate management teams will continue to face a difficult credit and regulatory landscape that may last for some time.  However, we are encouraged by the decisions being made by the portfolio companies’ leadership.

During the most recent fiscal quarter, SouthernSun Small Cap Fund continued to experience net inflows.  Given the difficult market, we are humbled by your continued trust and confidence in our team.  We thank you and value each of you greatly.

As Doit Koppler mentioned in the last Shareholder letter, New River Small Cap Fund was merged into the SouthernSun Small Cap Fund last fall after receiving overwhelming approval from you, the shareholders. The investment team of the advisor, SouthernSun Asset Management, continues to oversee the portfolio and work very hard for you.

You may have also noticed a change to the website, starting with the web address.  The new web address for the Fund is www.southernsunfunds.com.  Here you can find updated quarterly fund information such as performance and characteristics, capital gains and dividend distribution information, copies of the prospectus and SAI, and forms for new accounts.  Please utilize the site for helpful information you might need.  Of course, do not hesitate to contact us at 1-866-672-3863 if your need is not found on the site.

Have a safe and happy summer!

Michael W. Cook, Sr.

Cliff C. Sulcer

CEO/Chief Investment Officer

Director, Client Relations &

SouthernSun Asset Management

Business Development

SouthernSun Asset Management

The above performance data is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until January 31, 2010, to ensure that the net annual fund operating expenses will not exceed 1.50%, subject to possible recoupment from the Fund in future years.  Without these waivers, the Fund’s total annual operating expenses would have been 1.55%. Please review the Funds’ Prospectus for more detail on the expense waiver. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  For performance information current to the most recent month-end, please call (866) 672-3863.  The Fund charges a 2% redemption fee for shares held less than 30 days.  The above performance does not reflect the deduction of this fee.  If reflected, the fee will reduce the performance quoted.

1 The Russell 2000 is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized companies in the Russell 3000 Index and includes the reinvestment of all dividends.  An investor cannot invest directly in an index.

0687-NLD-5/28/2009

SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited)
March 31, 2009

Shares		Market Value

	COMMON STOCK - 89.74%
	APPAREL - 4.86%
65,000	Columbia Sportswear Co.	$ 1,944,800

	CHEMICALS - 5.47%
115,500	Arch Chemicals, Inc.	2,189,880

	COAL - 5.94%
192,500	James River Coal Co. *	2,375,450

	COMMERCIAL SERVICES - 2.83%
50,100	Brink's Home Security Holdings, Inc. *	1,132,260

	CONSTRUCTION SERVICES - 8.80%
201,000	Chicago Bridge & Iron Co.	1,260,270
55,950	URS Corp. *	2,260,940
		3,521,210
	ENERGY - 5.09%
85,500	OGE Energy Corp.	2,036,610

	ENVIRONMENTAL CONTROL - 4.98%
536,800	Darling International, Inc. *	1,991,528

	FINANCIAL SERVICES - 4.77%
45,750	Affiliated Managers Group, Inc. *	1,908,232

	FOOD PROCESSING - 5.33%
225,800	Smithfield Foods, Inc. *	2,136,068

	MACHINERY - 14.53%
118,000	AGCO Corp. *	2,312,800
93,300	Cascade Corp.	1,644,879
65,400	Nordson Corp.	1,859,322
		5,817,001

The accompanying notes are an integral part of these financial statements.

SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
March 31, 2009

Shares		Market Value
	MINING - 4.26%
355,100	USEC, Inc. *	$ 1,704,480

	MISCELLANEOUS MANUFACTURING - 8.49%
119,100	Koppers Holdings, Inc.	1,729,332
182,700	Trinity Industries, Inc.	1,669,878
		3,399,210
	RECREATIONAL PRODUCTS - 5.27%
98,500	Polaris Industries, Inc.	2,111,840

	RETAIL - 5.74%
63,700	Tractor Supply Co. *	2,297,022

	TELECOMMUNICATIONS EQUIPMENT - 3.38%
306,200	Newport Corp. *	1,353,404

	TOTAL COMMON STOCK	35,918,995
	( Cost - $61,402,202)

	SHORT-TERM INVESTMENTS - 10.53%
4,215,310	Dreyfus Institutional Reserve Money Fund, 0.47% +	4,215,310
	(Cost - $4,215,310)

	TOTAL INVESTMENTS - 100.27%
	( Cost - $65,617,512)	40,134,305
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.27%)	(107,696)
	NET ASSETS - 100.00%	$ 40,026,609
________
* Non-Income producing security. + Reflects yield at March 31, 2009. ** Securities exempt from registration under Rule 144A of Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

SouthernSun Funds
Statement of Assets and Liabilities (Unaudited)
March 31, 2009

Small Cap
Fund
ASSETS:
Investments, at cost	$ 65,617,512
Investments in securities, at value	$ 40,134,305
Receivable for fund shares sold	26,669
Dividends and interest receivable	24,975
Prepaid expenses and other assets	10,863
Total Assets	40,196,812

LIABILITIES:
Payable for fund shares repurchased	94,813
Accrued advisory fees	23,852
Accrued distribution fees	8,214
Accrued expenses payable to other affiliates	8,450
Accrued expenses and other liabilities	34,874
Total Liabilities	170,203
Net Assets	$ 40,026,609

NET ASSETS CONSIST OF:
Paid in capital	$ 74,835,707
Accumulated net investment income	47,363
Accumulated net realized loss from
investment transactions	(9,373,254)
Net unrealized depreciation on investments	(25,483,207)
Net Assets	$ 40,026,609

Shares Outstanding ( no par value; unlimited number of shares authorized)	5,075,925
Net Asset Value, offering price and redemption price per share*	$ 7.89
_______
*The Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

SouthernSun Funds
Statement of Operations (Unaudited)
For the six months ended March 31, 2009

Small Cap
Fund
INVESTMENT INCOME:
Dividends (Net of Foreign Tax of $746)	$ 350,984
Interest	36,938
Total investment income	387,922

EXPENSES:
Investment advisory fees	202,879
Distribution fees	57,177
Administration fees	16,833
Transfer agency fees	15,634
Registration & filing fees	13,856
Accounting fees	13,264
Printing expense	10,776
Legal fees	9,239
Audit fees	7,219
Chief Compliance Officer	6,030
Custody fees	5,005
Insurance expense	4,543
Trustees' fees	4,470
Miscellaneous expenses	1,831
Total expenses	368,756

Less: Expense reimbursement and waivers	(28,197)
Net expenses	340,559

Net investment income	47,363

NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss from investment transactions	(9,335,375)
Net change in unrealized depreciation of investments	(20,235,566)
Net realized and unrealized loss on investments	(29,570,941)
Net decrease in net assets resulting from operations	$ (29,523,578)

The accompanying notes are an integral part of these financial statements.

SouthernSun Funds
Statements of Changes in Net Assets
Small Cap Fund

	For the six months	For the year
	ended	ended
	March 31, 2009	September 30, 2008
NET INCREASE (DECREASE) IN NET	(Unaudited)
ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 47,363	$ (7,024)
Net realized gain (loss) from investment transactions	(9,335,375)	1,844,574
Net change in unrealized depreciation
on investments	(20,235,566)	(12,858,256)
Net decrease in net assets resulting
from operations	(29,523,578)	(11,020,706)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gains on investments
($0.18, and $0.97 per share, respectively)	(850,859)	(3,436,993)

CAPITAL SHARE TRANSACTIONS:	(644,444)	27,655,359

Net increase (decrease) in net assets	(31,018,881)	13,197,660

NET ASSETS:
Beginning of period	71,045,490	57,847,830
End of period	$ 40,026,609	$ 71,045,490

Accumulated net investment income at end of period	$ 47,363	$ -

The accompanying notes are an integral part of these financial statements.

SouthernSun Funds
Financial Highlights
Small Cap Fund

Selected data based on a share outstanding throughout each period (a)
	Six months		One year		One month
	ended		ended		ended
	March 31,		September 30,		September 30,		For the year ended August 31,
	2009		2008		2007**		2007		2006		2005
	(Unaudited)
Net asset value, beginning of period	$ 13.89		17.35		$ 16.81		$ 14.48		$ 14.49		$ 12.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	0.01	(d)	0.00		0.00	(d)	(0.04)		(0.08)		0.28
Net realized and unrealized gain (loss)
on investments	(5.83)		(2.49)		0.54		2.60		0.24		2.26
Total from investment operations	(5.82)		(2.49)		0.54		2.56		0.16		2.54

LESS DISTRIBUTIONS:
From net investment income	-		-		-		-		(0.11)		-
From net realized gains on investments	(0.18)		(0.97)		-		(0.23)		(0.06)		(0.05)
Total distributions	(0.18)		(0.97)		-		(0.23)		(0.17)		(0.05)
Paid in capital from redemption fees	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)

Net asset value, end of period	$ 7.89		$ 13.89		$ 17.35		$ 16.81		$ 14.48		$ 14.49

Total return (b)	(42.11)%		(14.94)%		3.21%		17.81%		1.14%		21.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 40,027		$ 71,045		$ 57,848		$ 54,631		$ 36,955		$ 26,468
Ratios to average net assets
Expenses, net of reimbursement	1.50%	(c)	1.50%		1.50%	(c)	1.50%		1.50%		1.50%
Expenses, before reimbursement	1.62%	(c)	1.60%		1.89%	(c)	1.73%		2.09%		2.98%
Net investment income (loss)	0.21%	(c)	(0.01)%		(0.06)%	(c)	(0.24)%		(0.51)%		2.03%
Portfolio turnover rate	31%		52%		1%		26%		13%		6%

*Commencement of operations.
**The Fund's fiscal year end changed from August 31 to September 30, effective September 30, 2007.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Manager not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods less than one year.
(d) Amount is less than $.01 per share.

The accompanying notes are an integral part of these financial statements.

SouthernSun Funds

Notes to Financial Statements (Unaudited)

March 31, 2009

NOTE 1. ORGANIZATION

SouthernSun Small Cap Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005.  The Fund was organized to acquire all the assets of the New River Small Cap Fund, a series of the New River Funds Trust (the “Predecessor Fund”), in a tax-free reorganization, effective November 6, 2008 (the “Reorganization”).  The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company.  The primary investment objective of the Fund is long-term capital appreciation.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation- The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157").  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model

SouthernSun Funds

Notes to Financial Statements (Unaudited)(Continued)

March 31, 2009

and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund's investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments carried at fair value.

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	35,918,995	-
Level 2– Other Significant Observable Inputs	4,215,310	-
Level 3– Significant Unobservable Inputs	-	-
Total	40,134,305	-

                                                                              *Other financial instruments include futures, forwards and swap contracts.

The Fund did not hold any Level 3 securities during the year.

Security Transactions and Investment Income- Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when trade date is used.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

SouthernSun Funds

Notes to Financial Statements (Unaudited)(Continued)

March 31, 2009

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses- Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund adopted the provisions of FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Generally, the tax authorities can examine all tax returns filed for the last three years.

Dividends and Distributions- The Fund will pay dividends from net investment income, if any, on an annual basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.  All short-term capital gains are included in ordinary income for tax purposes.

Indemnification- The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

SouthernSun Funds

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2009

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with SouthernSun Asset Management, Inc. (the “Manager”).  The Manager has overall supervisory responsibility for the general management and investment of the Fund and its securities portfolio, subject to the authority of the Board.  The Manager receives a monthly fee payable by the Fund and calculated at an annual rate of 0.85% of the average daily net assets of the Fund.  For the six months ended March 31, 2009, the Manager earned $202,879 for providing management services to the Fund.

The Manager has contractually agreed to waive its management fees and/or make payments to limit the Fund’s expenses, other than extraordinary or non-recurring expenses, at least until January 31, 2010, so that the total annual operating expenses of the Fund do not exceed 1.50% of the Fund’s average daily net assets.  For the six months ended March 31, 2009, the Manager waived fees of $28,197.

Fees waived or expenses reimbursed may be recouped by the Manager from the Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made if it would result in the Fund exceeding the contractual expense limitation described above.  As of March 31, 2009, the cumulative expenses subject to recapture by the Manager amounted to $28,197, all of which will expire on September 30, 2012.

The Fund has entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), whereby GFS provides administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements with GFS are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $20,000 and the basis point fees are:

  3 basis points or 0.03% per annum on the first $100 million in net assets

  2 basis points or 0.02% per annum on the next $300 million in net assets

  1 basis points or 0.01% per annum on net assets greater than $400 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $25,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  1.25 basis points or 0.0125% on net assets of $75 million to $275 million

  1 basis point or 0.01% on the next $300 million

  0.75 basis points or 0.0075% on the balance

SouthernSun Funds

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2009

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   The Custody Fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.  For the six months ended March 31, 2009 GFS collected $939 for providing such services.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,250, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended March 31, 2009, the Fund incurred expenses of $6,030 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended March 31, 2009, GemCom received $3,678 for providing such services.  The Printing Expense listed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay up to 0.25% per year of the Fund’s average daily net assets for such distribution and shareholder service activities.  During the six months ended March 31, 2009, the Fund paid $57,177 in distribution related charges pursuant to the Plan.

SouthernSun Funds

Notes to Financial Statements - (Unaudited) (Continued)

March 31, 2009

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings.

NOTE 5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the six months ended March 31, 2009, amounted to $14,196,144 and $10,524,211 respectively.  The identified cost of investments in securities owned by the Fund, for federal income tax purposes, was $65,617,512.  The net unrealized depreciation on investments as of March 31, 2009 was $25,483,207, with gross unrealized appreciation and depreciation aggregating $498,640 and $25,981,847 respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

The Fund has unlimited shares of beneficial interest authorized with no par value.  Capital share transactions were as follows:

	For six months ended March. 31, 2009		For the year ended Sept. 30, 2008
	Shares	Dollars	Shares	Dollars
	(Unaudited)
Shares sold	1,056,930	$9,265,470	2,423,362	$37,526,863
Shares issued for reinvestment
of dividends	83,943	791,580	219,891	3,417,096
Shares redeemed (net of $1,357 and $4,187 redemption fees*, respectively)	(1,178,640)	(10,701,494)	(862,936)	(13,288,600)
Net increase (decrease)	(37,767)	(644,444)	1,780,317	$27,655,359

______

 *The Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

NOTE 7. TAX INFORMATION

The tax character of distributions paid during the periods indicated below was as follows:

	For the six months ended Mar. 31, 2009	For the year ended Sept. 30, 2008
Ordinary Income*	$ 446,701	$ 318,122
Capital Gains	404,158	3,118,871
Total	$ 850,859	$ 3,436,993

                                                                                         *Ordinary Income includes short-term capital gains.

SouthernSun Funds

Notes to Financial Statements - (Unaudited) (Continued)

March 31, 2009

As of September 30, 2008, the components of distributable earnings on an income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Depreciation	Total Distributable Earnings
$446,323	$403,742	$(5,284,726)	$(4,434,661)

The difference between the book basis and income tax basis for the above amounts is attributable to the tax treatment of wash sale losses.

NOTE 8. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have, if any, on the Fund’s financial statements and related disclosures.

SouthernSun Funds

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  Additionally, you may incur transactional costs in the form of redemption fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on $1,000 invested on September 30, 2008, and held until March 31, 2009.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (9/30/08)	Ending Account Value (3/31/09)	Expenses Paid During Period* (9/30/08 to 3/31/09)
Small Cap Fund
Actual	$1,000.00	$ 578.87	$5.90
Hypothetical (5% return before expenses)	1,000.00	1,017.45	7.54

 *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.50%  multiplied by the average account value over the period, multiplied by 182/365 (to reflect the number of days in the six month period ending March 31, 2009).

SouthernSun Funds

Portfolio Holdings Summary (Unaudited)

March 31, 2009

Small Cap Fund:

Portfolio Holdings by Industry	% of Net Assets		% of Net Assets
Common Stocks	89.74%	Energy	5.09
Machinery	14.55	Environmental Control	4.97
Construction Services	8.79	Apparel Manufacturers	4.86
Miscellaneous Manufacturing	8.49	Financial Services	4.77
Coal	5.93	Mining	4.26
Retail	5.74	Telecommunications Equipment	3.38
Chemicals	5.47	Commercial Services	2.83
Food Processing	5.33	Short-Term Investments	10.53
Recreational Products	5.28	Liabilities in Excess of Other Assets	(0.27)

                                                                                Total Net Assets

                                                                                               100.00%

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies relating to portfolio securities for the 12-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-672-3863 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (For information on the operation of the Public Reference Room call 1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-672-3863.

Investment Adviser

SouthernSun Asset Management, Inc.

6000 Poplar Avenue, Suite 220

Memphis, TN 38119

Administrator and

Fund Accountant

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Transfer Agent &

Dividend Disbursing Agent

Gemini Fund Services, LLC

4020 South 147th Street

Omaha, NE 68137

Custodian

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

Distributor
Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Shareholder Information:

1-866-672-3863

SEMI-ANNUAL REPORT

MARCH 31, 2009

This report and the financial statements contained herein are submitted for general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the SouthernSun Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

6/8/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

6/8/09

By (Signature and Title)

/s/Kevin Wolf

       Kevin E. Wolf, Treasurer

Date

6/8/09